Share Capital (Details) - shares	Apr. 06, 2026	Dec. 31, 2025
Class A Ordinary Shares [Member]
Share Capital [Line Items]
Reverse stock split		10,935,000
Class B Ordinary Shares [Member]
Share Capital [Line Items]
Reverse stock split		2,500,000
Forecast [Member] | Bottom of range [member]
Share Capital [Line Items]
Reverse stock split	1
Forecast [Member] | Top of range [member]
Share Capital [Line Items]
Reverse stock split	250
Ordinary Shares Reverse Share Splits [Member] | Ordinary shares [member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Shares authorized		43,740
Shares issued		43,740
Ordinary Shares Reverse Share Splits [Member] | Ordinary shares [member] | Class B Ordinary Shares [Member]
Share Capital [Line Items]
Shares authorized		10,000
Shares issued		10,000